N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO OF AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Oct. 21, 2025
Amendment Flag	false
C000031732 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)	1.51%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)	1.51%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.
Temporary Fee Reductions, Current Expenses [Text Block]	* This Eligible Fund’s Current Expense reflects a temporary fee reduction.
C000031732 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.57%